Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. As a pre-commercial company, we do not rely upon traditional financial performance metrics in determining executive compensation but rely on non-financial operational and product development metrics to assess performance of the Company. Accordingly, we did not use any financial performance measure to link “Compensation Actually Paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The Compensation Committee did not consider the Pay versus Performance disclosure below in making its pay decisions for any of the years shown. For additional discussion of how executive compensation is linked to Company performance, please see the section labeled “Overview of Named Executive Officer Compensation” in this Proxy Statement.

	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment based on:(4)
Year	PEO(1) ($)	PEO(1)(2)(3) ($)	Non-PEO NEOs(1) ($)	Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)
2023	5,925,790	3,404,758	1,859,249	1,040,141	10.05	109.34	(136)
2022	5,878,026	705,198	1,860,101	387,388	15.85	104.54	(116)
2021	34,104,892	(1,459,864)	8,024,996	(7,212,212)	29.47	116.31	121
2020	2,886,987	15,193,868	2,925,389	13,475,089	137.71	116.28	(11)

(1)
Jean-Pierre Sommadossi, Ph.D., was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Janet Hammond, M.D., Ph.D.	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran
Maria Arantxa Horga, M.D.	Janet Hammond, M.D., Ph.D.	Janet Hammond, M.D., Ph.D.	Janet Hammond, M.D., Ph.D.
Nathaniel Brown, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.
	John Vavricka	John Vavricka	Wayne Foster

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year. We revised the Compensation Actually Paid for our NEOs in 2020 as reported in the Pay versus Performance disclosure in last year's proxy statement in accordance with new SEC guidance. The Company completed its Initial Public Offering (“IPO”) on October 30, 2020. In last year's Pay Versus Performance disclosure, we measured the change in fair value of the outstanding equity awards in 2020 from our IPO. We have revised this year’s disclosure to measure the change in fair value of the outstanding equity awards in 2020 from the end of the preceding fiscal year (i.e., fiscal year-end 2019).

Year	Summary Compensation Table Total for Jean-Pierre Sommadossi, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)	Compensation Actually Paid to Jean-Pierre Sommadossi, Ph.D. ($)
2023	5,925,790	(4,884,215)	2,363,183	3,404,758
2020	2,886,987	(1,984,000)	14,290,881	15,193,868

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,859,249	(1,168,748)	349,640	1,040,141
2020	2,925,389	(2,446,929)	12,996,629	13,475,089

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Total - Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)
2023	2,801,005	(504,061)	392,252	(326,013)	2,363,183
2020	3,289,323	9,477,666	217,910	1,305,982	14,290,881

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	670,254	(237,841)	93,864	(176,637)	349,640
2020	12,532,126	—	429,434	35,069	12,996,629

(4)
The Peer Group total shareholder return ("TSR") set forth in this table utilizes the NASDAQ Biotechnology Index, which is the same index that we used in last year’s Pay versus Performance disclosures. The comparison assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our Common Stock, through the end of the listed year, in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote

2020	2021	2022	2023
Janet Hammond, M.D., Ph.D.	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran
Maria Arantxa Horga, M.D.	Janet Hammond, M.D., Ph.D.	Janet Hammond, M.D., Ph.D.	Janet Hammond, M.D., Ph.D.
Nathaniel Brown, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.
	John Vavricka	John Vavricka	Wayne Foster

Peer Group Issuers, Footnote
(4)
The Peer Group total shareholder return ("TSR") set forth in this table utilizes the NASDAQ Biotechnology Index, which is the same index that we used in last year’s Pay versus Performance disclosures. The comparison assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our Common Stock, through the end of the listed year, in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,925,790	$ 5,878,026	$ 34,104,892	$ 2,886,987
PEO Actually Paid Compensation Amount	$ 3,404,758	705,198	(1,459,864)	15,193,868
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Jean-Pierre Sommadossi, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)	Compensation Actually Paid to Jean-Pierre Sommadossi, Ph.D. ($)
2023	5,925,790	(4,884,215)	2,363,183	3,404,758
2020	2,886,987	(1,984,000)	14,290,881	15,193,868

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Total - Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)
2023	2,801,005	(504,061)	392,252	(326,013)	2,363,183
2020	3,289,323	9,477,666	217,910	1,305,982	14,290,881

Non-PEO NEO Average Total Compensation Amount	$ 1,859,249	1,860,101	8,024,996	2,925,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,040,141	387,388	(7,212,212)	13,475,089
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,859,249	(1,168,748)	349,640	1,040,141
2020	2,925,389	(2,446,929)	12,996,629	13,475,089

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	670,254	(237,841)	93,864	(176,637)	349,640
2020	12,532,126	—	429,434	35,069	12,996,629

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR from October 30, 2020, the Company’s first public trading date, through the end of each of the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 10.05	15.85	29.47	137.71
Peer Group Total Shareholder Return Amount	109.34	104.54	116.31	116.28
Net Income (Loss)	$ (136,000,000)	$ (116,000,000)	$ 121,000,000	$ (11,000,000)
PEO Name	Jean-Pierre Sommadossi, Ph.D.,	Jean-Pierre Sommadossi, Ph.D.,	Jean-Pierre Sommadossi, Ph.D.,	Jean-Pierre Sommadossi, Ph.D.,
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,884,215)			$ (1,984,000)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,363,183			14,290,881
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,801,005			3,289,323
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,061)			9,477,666
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,252			217,910
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,013)			1,305,982
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,748)			(2,446,929)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,640			12,996,629
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,254			12,532,126
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,841)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,864			429,434
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (176,637)			$ 35,069